INVESTMENT OF THE PLAN AND THE PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED THRIFT AND TAX-DEFERRED SAVINGS PLAN (THRIFT PLAN) IN THE MASTER TRUST - Schedule of Master Trust Investment (Details) - EBP 006 - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total Investments of Master Trust		$ 2,372,959	$ 2,197,248
Total Investment Income, Net		295,209
Investments of Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investments, at fair value		4,315,103	3,862,709
Investment contracts (Stable Value Fund)		513,580	586,216
Net Accounts Receivable (Payable)	[1]	(10,299)	(7,586)
Total Investments of Master Trust		4,818,384	4,441,339
Net Appreciation in Fair Value		576,120
Interest from Investment Contracts		14,960
Total Investment Income, Net		600,127
Plan Interest in Master Employee Benefit Plan Trust
EBP, Master Trust [Line Items]
Total Investments, at fair value		2,086,925	1,866,493
Investment contracts (Stable Value Fund)		249,774	295,293
Net Accounts Receivable (Payable)		(2,106)	(1,978)
Total Investments of Master Trust		2,334,593	2,159,808
Cash, Cash Equivalents and Short-Term Investments | Investments of Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investments, at fair value		80,221	75,295
Cash, Cash Equivalents and Short-Term Investments | Plan Interest in Master Employee Benefit Plan Trust
EBP, Master Trust [Line Items]
Total Investments, at fair value		31,072	34,846
Mutual Funds, Collective Investment Trusts, Fixed Income and Preferred Securities | Investments of Master Trust at Fair Value
EBP, Master Trust [Line Items]
Net Appreciation in Fair Value		518,817
Common Stock of Public Service Enterprise Group Incorporated | Investments of Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investments, at fair value	[2]	275,664	306,730
Net Appreciation in Fair Value		27,673
Dividends from Common Stock of Public Service Enterprise Group Incorporated	[3]	9,047
Common Stock of Public Service Enterprise Group Incorporated | Plan Interest in Master Employee Benefit Plan Trust
EBP, Master Trust [Line Items]
Total Investments, at fair value		149,655	166,129
Mutual Funds | Investments of Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investments, at fair value		715,936	701,953
Mutual Funds | Plan Interest in Master Employee Benefit Plan Trust
EBP, Master Trust [Line Items]
Total Investments, at fair value		345,564	340,064
Collective Investment Trusts | Investments of Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investments, at fair value		2,720,750	2,324,876
Collective Investment Trusts | Plan Interest in Master Employee Benefit Plan Trust
EBP, Master Trust [Line Items]
Total Investments, at fair value		1,327,825	1,127,292
Fixed Income Securities | Investments of Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investments, at fair value		208,141	181,783
Fixed Income Securities | Plan Interest in Master Employee Benefit Plan Trust
EBP, Master Trust [Line Items]
Total Investments, at fair value		107,692	92,642
Fidelity BrokerageLink | Investments of Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investments, at fair value	[1]	314,391	272,072
Net Appreciation in Fair Value	[4]	29,630
Fidelity BrokerageLink | Plan Interest in Master Employee Benefit Plan Trust
EBP, Master Trust [Line Items]
Total Investments, at fair value		$ 125,117	$ 105,520

[1]	Includes interest and dividends and receivables and payables related to pending securities sales and purchases.
[2]	Permitted party-in-interest transactions.
[3]	Permitted party-in-interest transactions.
[4]	Amounts primarily relate to equity investments in stocks and in mutual funds. The net change in fair value is primarily comprised of realized/unrealized gains or losses and dividends earned on these equity investments.